Goodwill and Intangible Assets, Net - Summary of Changes in Net Carrying Amount of Goodwill (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)
Goodwill [Line Items]
Balance as of December 31, 2021	$ 3,638
Measurement period adjustments	44	[1]
Foreign currency translation	(3)
Balance as of December 31, 2022	3,679
Employer Solutions
Goodwill [Line Items]
Balance as of December 31, 2021	3,564
Measurement period adjustments	44	[1]
Foreign currency translation	(2)
Balance as of December 31, 2022	3,606
Professional Services
Goodwill [Line Items]
Balance as of December 31, 2021	74
Foreign currency translation	(1)
Balance as of December 31, 2022	$ 73

[1]	Amounts relate to the 2022 Acquisition and measurement period adjustments related to prior year acquisitions. See Note 4 “Acquisitions” for more information.